SPDR® SERIES TRUST

Supplement dated March 19, 2015

to the Prospectuses and Statement of Additional Information

dated October 31, 2014

SPDR® Nuveen S&P® VRDO Municipal Bond ETF

SPDR® S&P® Mortgage Finance ETF

Effective immediately, the SPDR Nuveen S&P VRDO Municipal Bond ETF and SPDR S&P Mortgage Finance ETF are closed to investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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